SHARE-BASED COMPENSATION - GH Group Options (Details)	12 Months Ended
	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 USD ($) $ / shares $ / item shares
SHARE-BASED COMPENSATION
Outstanding vested option	1,000,717	1,000,717
Options exercised	227,116
Shares payable | $	$ 8,588,915	$ 2,756,830
Stock Options
SHARE-BASED COMPENSATION
Options issued		2,051,000
Restricted Stock Units (RSUs)
SHARE-BASED COMPENSATION
RSUs issued in exchange for stock options	2,162,265	1,076,499
GH Group | Stock Options
SHARE-BASED COMPENSATION
Outstanding vested option		31,403,186
Outstanding vested option exercise price (in dollar per share) | $ / shares		$ 0.23
Outstanding unvested option		29,294,324
Outstanding unvested option exercise price (in dollar per share) | $ / shares		$ 0.26
Options exercised		5,392,564
Shares issued for exercise of options		479,195
Shares reserve for outstanding options		1,433,793
Shares payable | $		$ 2,756,830
Exchange ratio in the exchange of ISOs for options | $ / item		10.27078
GH Group ISOs exchange for stock options		21,065,367
GH Group | Restricted Stock Units (RSUs)
SHARE-BASED COMPENSATION
Share price used in the exchange of NQSO for RSUs (in dollar per share) | $ / shares		$ 10
RSUs issued in exchange for stock options		1,076,499